Stock-based Compensation (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Total stock-based compensation expense recognized in connection with all share-based payment awards
Total	$ 3,785	$ 653	$ 24	$ 4,508
Research and development
Total stock-based compensation expense recognized in connection with all share-based payment awards
Total	2,567	605	24	3,242
General and administrative
Total stock-based compensation expense recognized in connection with all share-based payment awards
Total	$ 1,218	$ 48		$ 1,266